SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Employee Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2023	395,171	5.25	95	1
Exercised	58,037	5.15	-	-
Forfeited	-	-	-	-

Outstanding at June 30, 2023	337,134	5.07	91	1,442

Exercisable at June 30, 2023	193,046	4.90	86	859